Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,104
Ending balance	3,288	$ 3,104
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	2,315	2,483
Policy deposits	202	2
Interest	61	62
Withdrawals	(194)	(182)
Fees	(1)	(3)
Other		17
Impact of changes in foreign exchange rates	(27)	(64)
Ending balance	$ 2,356	$ 2,315